SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11:- SHAREHOLDERS’ EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company’s Board of Directors approved a share repurchase program to repurchase up to $3,000 of its ordinary shares (the “Share Repurchase Program”), which is the amount that the Company could repurchase under Israeli law without further approval from an Israeli court. During the eleven years ended December 31, 2024, the Company received Israeli court approvals to repurchase up to an additional $421,000 of its ordinary shares. In addition, in each of July 2025 and October 2025, the Company received court approval to repurchase up to an additional $20,000 and $25,000, respectively of its ordinary shares (the “Permitted Amount”). The most recent court approvals also permit the Company to declare a dividend of any part of the Permitted Amount during the approved validity period. The current approval is valid through April 27, 2026.

As of December 31, 2025, pursuant to the Company’s Share Repurchase Program, the Company had repurchased a total of 38,640,823 of its ordinary shares at a total cost of $280,930 (of which 3,150,361 of its ordinary shares were repurchased during the year ended December 31, 2025, for aggregate consideration of $30,599).

b.	Cash Dividends:

On February 4, 2025, the Company declared a cash dividend of $0.18 per share. The dividend, in the aggregate amount of approximately $5.3 million, was paid on March 6, 2025 to all of the Company’s shareholders of record on February 20, 2025.

On July 29, 2025, the Company declared a cash dividend of $0.20 cents per share. The dividend, in the aggregate amount of approximately $5.6 million, was paid on August 28, 2025 to all of the Company’s shareholders of record on August 15, 2025.

See Note 17 for cash dividends declared and paid subsequent to December 31, 2025.

c.	Employee and Non-Employee Share Option Plan:

In 2008, the Company’s Board of Directors approved the 2008 Equity Incentive Plan (as amended, the “Plan”) that became effective in January 2009. Under the Plan, options and RSUs may be granted to employees, officers, non-employee consultants and directors of the Company. As of December 31, 2025, the total number of shares authorized for future grants under the Plan is 639,574.

Options granted under the Plan expire seven years from the date of grant, and options that are forfeited or cancelled before expiration, become available for future grants.

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the year	306,200	$12.64	3.30	$80
Changes during the year:
Granted	11,750	$10.05
Exercised	(32,437)	$7.76
Forfeited	(57,300)	$10.61
Options outstanding at the end of the year	228,213	$13.71	3.16	$-
Options exercisable at the end of the year	141,359	$15.31	1.71	$-

The weighted average grant-date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 were $2.74, $4.50 and $3.98, per option, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company’s ordinary shares.

The total fair value of Company’s options vested during the year ended December 31, 2025, 2024, and 2023 were $274, $141 and $515, respectively.

The total intrinsic value of options exercised in the years ended December 31, 2025, 2024 and 2023 were $53, $97 and $378, respectively.

The outstanding options for employees as of December 31, 2025 have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2025	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options exercisable as of December 31, 2025	Weighted average exercise price of exercisable options
$9.13-10.12	22,213	6.00	$9.62	2,472	$9.13
$10.90-30.76	206,000	2.85	$14.15	138,887	$15.42
	228,213	3.16	$13.71	141,359	$15.31

The following is a summary of the Company’s RSUs’ activity and related information for the year ended December 31, 2025:

	Number of shares	Weighted average grant date fair value
RSUs outstanding at the beginning of the year	1,206,444	$14.96
Changes during the year:
Granted	562,435	$10.06
Vested	(527,428)	$17.87
Forfeited	(20,388)	$16.26
RSUs outstanding at the end of the year	1,221,063	$11.42

As of December 31, 2025, there was a total of $6,690 unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.81 years. The total fair value of the Company’s RSUs vested during the years ended December 31, 2025, 2024 and 2023 was $9,426, $12,053 and $13,363, respectively.